CASH AND CASH EQUIVALENTS (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Disclosure of cash and cash equivalents [line Items]
Cash in bank and on hand	€ 213	€ 202	€ 178	€ 166
Cash subject to restrictions		€ 22
Subsidiaries in capital control restrictions countries
Disclosure of cash and cash equivalents [line Items]
Cash subject to restrictions	€ 20